CHANGE IN PENSION ACCOUNTING METHOD (Tables)	12 Months Ended
Dec. 30, 2012
Income Statement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
Consolidated Statements of Income

	2012		2011		2010
	As Originally Reported	As Adjusted	As Originally Reported	As Adjusted	As Originally Reported	As Adjusted
Selling, general and administrative *	182,012	201,416	207,379	245,114	204,180	191,857
(Loss) income from operations	(5,888)	(25,292)	5,831	(31,904)	3,895	16,218
Income tax expense	534	534	91,695	91,695	1,005	5,898
Net (loss) income	$(9,072)	$(28,476)	$(87,698)	$(125,433)	$368	$7,798
Basic (loss) income per share	$(0.31)	$(4.88)	$(3.02)	$(21.59)	$0.01	$1.35
Diluted (loss) income per share	$(0.31)	$(4.88)	$(3.02)	$(21.59)	$0.01	$1.35

Statement of Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
Consolidated Statements of Comprehensive Income

	2012		2011		2010
	As Originally Reported	As Adjusted	As Originally Reported	As Adjusted	Previous Accounting Method	As Adjusted
Net (loss) income	(9,072)	(28,476)	(87,698)	(125,433)	368	7,798
Actuarial losses, net of tax	(45,512)	(2,179)	(80,426)	(18,181)	(6,781)	(2,899)
Actuarial loss reclassification, net of tax	23,929	—	26,995	2,485	11,606	294

Balance Sheet [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
Consolidated Balance Sheets

	2012		2011
	As Originally Reported	As Adjusted	As Originally Reported	As Adjusted
Retained earnings (accumulated deficit)	55,861	(136,303)	64,924	(107,836)
Accumulated other comprehensive losses	(231,618)	(39,454)	(210,173)	(37,413)

Statement of Cash Flows [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
Consolidated Statements of Cash Flows

	2012		2011		2010
	As Originally Reported	As Adjusted	As Originally Reported	As Adjusted	Previous Accounting Method	As Adjusted
Net (loss) income	(9,072)	(28,476)	(87,698)	(125,433)	368	7,798
Deferred tax expense	53	53	91,330	91,330	62	4,955
Pension and postretirement cost (benefit)	22,067	41,471	(215)	37,520	14,454	2,131